Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of other current assets
	June 30,	December 31,
	2017	2016
Deposit on inventory purchase	$52,100	$-
Other receivable, related party	48,778	-
Prepaid expenses	17,743	11,430
	$141,521	$11,430